Share-based Compensation (Share option activities) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) years $ / shares shares	Dec. 31, 2014 USD ($) years $ / shares shares	Dec. 31, 2013 USD ($) years $ / shares shares
Number of Options
Number of Options, Outstanding, Beginning Balance | shares	50,267,007	39,770,121	13,997,069
Number of Options, Granted | shares	8,020,000	21,052,758	30,732,900
Number of Options, Forfeited and expired | shares	(8,379,197)	(4,013,850)	(1,408,938)
Number of Options, Exercised | shares	(3,790,280)	(6,542,022)	(3,550,910)
Number of Options, Outstanding, Ending Balance | shares	46,117,530	50,267,007	39,770,121
Number of Options, Exercisable | shares	19,685,325
Number of Options, Vested and expected to vest | shares	38,650,898
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 0.79	$ 0.44	$ 0.03
Weighted Average Exercise Price, Granted | $ / shares	0.92	1.30	0.58
Weighted Average Exercise Price, Forfeited and expired | $ / shares	1.03	0.91	0.44
Weighted Average Exercise Price, Exercised | $ / shares	0.36	0.23	0.03
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	0.81	$ 0.79	$ 0.44
Weighted Average Exercise Price, Exercisable | $ / shares	0.58
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	$ 0.76
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding, Beginning Balance | years	8.2	8.1	5.4
Weighted Average Remaining Contractual Life, Outstanding, Ending Balance | years	7.5	8.2	8.1
Weighted Average Remaining Contractual Life, Exercisable | years	6.2
Weighted Average Remaining Contractual Life, Vested and expected to vest | years	7.3
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance | $	$ 17.6	$ 30.2	$ 5.9
Aggregate Intrinsic Value, Exercised | $	1.5	7.1	3.6
Aggregate Intrinsic Value, Outstanding, Ending Balance | $	7.6	$ 17.6	$ 30.2
Aggregate Intrinsic Value, Exercisable | $	6.2
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 7.3